Subsequent events	9 Months Ended	12 Months Ended
	Oct. 31, 2013	Jan. 31, 2013
Subsequent events [Text Block]

NOTE 8 – Subsequent events

On November 18, 2013, we entered into a securities purchase agreement, whereby we agreed to issue a convertible note to one lender in the principal amount of $250,000. The Note is payable in full on November 18, 2014 and bears no interest except in an event of default. The lender may, at its option, after the 183 rd day following the closing date, convert the principal amount or any portion of such principal amount of the Note into shares of common stock of our company at the price equal to the lesser of (a) 100% of the volume weighted average price (VWAP), as reported on the closing date (November 18, 2013), and (b) 70% of the average of the 5 day VWAP immediately prior to the day of conversion.

On December 9, 2013, we received additional consideration of $75,000 pursuant to the terms of the August 2013 Note.

NOTE 14 – Subsequent events

In February, March, April and May, 2013, we issued 29,479,597 shares for gross proceeds of $250,000 related to the investment agreement with Deer Valley Management, LLC.

In February, 2013, we sold 3,448,276 units to one investor for gross proceeds of $40,000. Each unit consisted of one common share and one common share of our company and one non transferable share purchase warrant. Each share purchase warrant entitles the investor to purchase one additional common share of our company at a price of $0.0162 until February 7, 2016.

In February, 2013, we issued 1,526,718 units to one investor in exchange for services performed for the company with a value of $20,000. Each unit consisted of one common share and one common share of our company and one non transferable share purchase warrant. Each share purchase warrant entitles the investor to purchase one additional common share of our company at a price of $0.0183 until February 15, 2016.

In April, 2013, one investor exercised 3,033,618 of the May 2007 common stock purchase warrants using the cashless exercise provision. We issued 2,500,000 shares of common stock and cancelled 533,618 common stock purchase warrants pursuant to the cashless exercise provision. No cash proceeds were received.